Allowance for Loan Losses and Reserve for Unfunded Loan Commitments - Loans and their Related Allowance for Loan Losses, by Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 280	$ 842
Collectively evaluated for impairment	12,299	11,917
Total	12,579	12,759	$ 12,551
Individually evaluated for impairment	2,047	7,173
Collectively evaluated for impairment	956,594	868,671
Total	958,641	875,844
SBA loans held for investment
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	246	705
Collectively evaluated for impairment	1,330	1,256
Total	1,576	1,961	1,883
Individually evaluated for impairment	1,108	1,907
Collectively evaluated for impairment	41,384	37,486
Total	42,492	39,393
SBA 504 loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	573	741
Total	573	741	1,337
Individually evaluated for impairment	513	2,226
Collectively evaluated for impairment	25,831	27,127
Total	26,344	29,353
Commercial loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	34	137
Collectively evaluated for impairment	6,695	6,172
Total	6,729	6,309	6,270
Individually evaluated for impairment	426	3,040
Collectively evaluated for impairment	508,745	462,478
Total	509,171	465,518
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2,593	2,769
Total	2,593	2,769	2,289
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	289,093	264,523
Total	289,093	264,523
Consumer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	925	817
Total	925	817	667
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	91,541	77,057
Total	91,541	77,057
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	183	162
Total	183	162	$ 105
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0